Intangible Assets - Schedule of Goodwill Allocation to Group of CGUs (Parenthetical) (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Retail Growth [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	€ 307	€ 375
Scenario, Adjustment [Member] | Wholesale Banking [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	€ 110	€ 129